Critical accounting estimates and judgements - Share-based payments provision sensitivity (Details) £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£)
Critical accounting estimates and judgments [Abstract]
Effect on profit before tax, favorable	£ (711)
Effect on profit before tax, unfavorable	711
Effect on equity, favorable	(711)
Effect on equity, unfavorable	£ 711